Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Profit for the year		$ 130,717	$ 1,070	$ 342
Adjustments for:
Income tax expense		43,837	12,325	20,820
Depreciation		167,297	140,579	173,208
Amortization		1,631	1,293	1,231
Depreciation of right of use assets		49,199	40,820	45,168
Loss/ (gain) from the disposal of other property items		397	(2,198)	329
Gain from the sale of farmland and other assets		0	(2,064)	(1,354)
Loss / (Gain) from the sale of subsidiary		(10)	554	0
Gain on acquisition of subsidiaries		0	0	(149)
Net loss/(gain)from the fair value adjustment of Investment properties		4,331	(1,077)	325
Equity settled share-based compensation granted		6,406	4,316	4,734
Loss / (gain) from derivative financial instruments and forwards		17,276	10,058	(469)
Interest, finance cost related to lease liabilities and other financial expense, net		75,610	47,686	62,653
Initial recognition and changes in fair value of non harvested biological assets (unrealized)		(11,310)	(32,975)	(1,720)
Changes in net realizable value of agricultural produce after harvest (unrealized)		4,001	481	481
Provision and allowances		1,146	1,940	2,778
Net gain of inflation effects on the monetary items		(11,541)	(12,064)	(92,437)
Foreign exchange (gains)/ losses, net		(18,939)	109,266	108,458
Cash flow hedge – transfer from equity		52,650	24,363	15,594
Subtotal		512,698	344,373	339,992
Changes in operating assets and liabilities:
Increase in trade and other receivables		(40,449)	(55,233)	(17,664)
(Increase) / Decrease in inventories		(102,815)	(30,165)	9,998
Decrease / (Increase) in biological assets		7,597	(10,290)	(27,037)
Increase in other assets		(303)	(35)	(210)
(Increase) / Decrease in derivative financial instruments		(29,319)	5,234	3,997
(Decrease) / Increase in trade and other payables		(1,499)	828	13,102
Increase in payroll and social security liabilities		4,874	4,120	2,565
Increase / (Decrease) in provisions for other liabilities		74	380	(351)
Net cash generated from operating activities before taxes paid		350,858	259,212	324,392
Income tax paid		(2,196)	(2,087)	(2,282)
Net cash generated from operating activities	[1]	348,662	257,125	322,110
Cash flows from investing activities:
Acquisition of business, net of cash and cash equivalents acquired		0	0	683
Purchases of property, plant and equipment		(199,295)	(168,529)	(252,450)
Purchase of cattle and non current biological assets		(11,776)	(7,339)	(4,950)
Purchases of intangible assets		(1,934)	(1,122)	(8,617)
Interest received and others		16,729	25,421	7,210
Proceeds from disposal of other property items		2,946	3,482	2,652
Proceeds from the sale of farmland and other assets		8,099	16,022	5,833
Proceeds from the sale of subsidiary		10,010	10,149	0
Net cash used in investing activities	[2]	(175,221)	(121,916)	(249,639)
Cash flows from financing activities:
Proceeds from long-term borrowings		30,972	116,015	108,271
Payments of long-term borrowings		(108,425)	(34,750)	(101,826)
Proceeds from short-term borrowings		286,115	207,217	193,977
Payments of short-term borrowings		(328,463)	(233,540)	(131,521)
Interest paid	[3]	(53,587)	(60,026)	(53,996)
Borrowings prepayment related expenses		(3,068)	0	0
Collections / (Payments) of derivatives financial instruments		2,370	(1,687)	1,481
Lease payments		(62,273)	(40,336)	(49,081)
Purchase of own shares		(66,463)	(4,365)	(4,263)
Dividends paid to non-controlling interest		(311)	(2,447)	(905)
Net cash used from financing activities	[4]	(303,133)	(53,919)	(37,863)
Net (decrease)/ increase in cash and cash equivalents		(129,692)	81,290	34,608
Cash and cash equivalents at beginning of year		336,282	290,276	273,635
Effect of exchange rate changes and inflation on cash and cash equivalents	[5]	(6,824)	(35,284)	(17,967)
Cash and cash equivalents at end of year		$ 199,766	$ 336,282	$ 290,276

[1]	Includes (30,666), (14,956) and 23,550 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2021, 2020 and 2019 , respectively.
[2]	Includes (4,694), (429) and 3,851 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2021, 2020 and 2019 , respectively.
[3]	Includes (1,109), (1,638) and (14,340) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2021, 2020 and 2019 , respectively.
[4]	Includes 41,237, 15,694 and (13,061) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2021, 2020 and 2019 , respectively.
[5]	Includes (5,877), (309) and nil of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2021, 2020 and 2019 , respectively.